Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

The accounts receivable, net consists of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Accounts receivables	225,353	436,890
Less: allowance for credit losses	(1,996)	(2,585)
Total accounts receivable, net	223,357	434,305

Schedule of Movements in the Allowance for Credit Losses

The movements in the allowance for credit losses were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	(931)	(1,996)
Addition in allowance for credit losses	(465)	(589)
Balance at the end of the period	(1,396)	(2,585)